Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Activity of Stock Option in 2019 Plan

   The following tables summarizes the activity of stock options in the 2019 Plan for the years ended December 31, 2020, 2019, and 2018:

	Share options (common share equivalents)	Weighted average exercise price
Balances, December 31, 2017	1,524,677	$22.88
Options granted during the period	241,500	$11.15
Options exercised during the period	(15,259)	$8.49
Options expired during the period	(9,552)	$25.77
Options forfeited during the period	(37,458)	$17.61
Balances, December 31, 2018	1,703,908	$21.44
Options granted during the period	250,000	$9.14
Options exercised during the period	(13,014)	$9.70
Options expired during the period	(113,917)	$23.73
Options forfeited during the period	(19,312)	$14.08
Balances, December 31, 2019	1,807,665	$19.76
Options exercised during the period	(113,960)	$11.36
Options expired during the period	(130,711)	$26.14
Options forfeited during the period	(33,968)	$12.40
Balances, December 31, 2020	1,529,026	$19.90
Options exercisable at December 31, 2020	1,189,058	$22.21
Options vested and expected to vest at December 31, 2020	1,510,274	$20.01

Summary of Information About Share Options Exercisable and Outstanding

The following table summarizes information about share options exercisable and outstanding at December 31, 2020:

	Share options exercisable		Share options outstanding
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Range of per-share exercise prices:
$9.13	50,067	$9.13	226,874	$9.13
$9.46	2,500	$9.46	5,000	$9.46
$9.70	210,359	$9.70	210,359	$9.70
$9.75	2,813	$9.75	3,750	$9.75
$11.15	92,946	$11.15	202,560	$11.15
$12.23 - $14.17	158,254	$14.05	158,254	$14.05
$22.95	150,391	$22.95	200,501	$22.95
$28.05 - $28.54	215,514	$28.27	215,514	$28.27
$34.14	162,639	$34.14	162,639	$34.14
$38.36	143,575	$38.36	143,575	$38.36
	1,189,058	$22.21	1,529,026	$19.90

Fair Value of Stock Option/PSU Awards Granted Assumptions Used

The Company did not grant any stock options during the year ended December 31, 2020. The estimated weighted average grant date fair value of share options granted during 2019 and 2018 was $4.47 and $5.40 per share, respectively, and was estimated using the Black-Scholes option pricing model for the years ended December 31, 2019 and 2018 with the following assumptions.:

	2019	2018
Risk-free interest rates	1.7%	2.9%
Expected terms (in years)	5.5	5.5
Expected common share price volatilities	52.9%	49.8%
Expected dividends	0.0%	0.0%
Expected forfeitures	3.4%	4.3%

There were no PSU awards granted during the years ended December 31, 2019 and 2018. The fair value of PSU awards granted during the year ended December 31, 2020 was determined using the Monte Carlo simulation valuation model that incorporated multiple valuation assumptions, including the probability of achieving the specified market condition and the following assumptions.:

2020
Risk-free interest rates	0.16%
Expected common share price volatilities	57.4%
Expected dividends	0.0%

Summary of Activity of RSU and PSU Awards Under the 2019 Plan

The following tables summarizes the activity of RSU and PSU awards under the 2019 Plan for the years ended December 31, 2020, 2019, and 2018:

	RSU and PSU	Weighted average grant date fair value
Balances, December 31, 2017	693,048	$16.03
Share units granted during the period	274,845	$11.92
Share units vested during the period	(289,685)	$16.15
Share units forfeited during the period	(37,458)	$17.27
Balances, December 31, 2018	640,750	$14.20
Share units granted during the period	309,192	$9.20
Share units vested during the period	(281,377)	$13.97
Share units forfeited during the period	(10,945)	$14.32
Balances, December 31, 2019	657,620	$11.95
Share units granted during the period (1)	384,428	$16.96
Share units vested during the period	(300,404)	$12.08
Share units forfeited during the period	(19,743)	$12.62
Balances, December 31, 2020	721,901	$14.55
Share units outstanding and expected to vest at December 31, 2020	677,055	$14.48

(1)

Share units granted during the year ended December 31, 2020 includes 183,560 shares of PSU awards with a grant date fair value of $22.06 per share. On the settlement date for each measurement period of market-based awards, grantees may receive shares equal to 0% to 200% of the awards granted depending upon the achievement of certain market criteria based on the Company’s TSR relative to the peer group during the three-year performance period. There were no PSU awards granted during the years ended December 31, 2019 and 2018.